ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.1%

Auto Manufacturers – 0.9%
General Motors Co.	3,322	$109,526

Auto Parts & Equipment – 0.9%
Aptiv PLC*	1,096	108,055

Banks – 3.9%
Customers Bancorp, Inc.*	3,380	116,441
JPMorgan Chase & Co.	778	112,826
OFG Bancorp (Puerto Rico)	3,805	113,617
Preferred Bank/Los Angeles CA	1,759	109,498
Total Banks		452,382

Biotechnology – 10.6%
ANI Pharmaceuticals, Inc.*	1,856	107,759
Arcus Biosciences, Inc.*	5,709	102,477
Bicycle Therapeutics PLC (United Kingdom)*(a)(b)	5,344	107,361
Dynavax Technologies Corp.*	7,846	115,885
Guardant Health, Inc.*	3,781	112,069
ImmunoGen, Inc.*	7,445	118,152
Legend Biotech Corp.*(b)	1,725	115,868
Mirati Therapeutics, Inc.*(a)	2,507	109,205
NeoGenomics, Inc.*(a)	8,880	109,224
Regeneron Pharmaceuticals, Inc.*	139	114,392
Xencor, Inc.*	5,461	110,039
Total Biotechnology		1,222,431

Building Materials – 7.5%
AZEK Co., Inc. (The)*	3,556	105,756
Builders FirstSource, Inc.*	890	110,796
Carrier Global Corp.(a)	2,022	111,614
Eagle Materials, Inc.	680	113,234
Fortune Brands Innovations, Inc.	1,726	107,288
Owens Corning	791	107,900
Summit Materials, Inc., Class A*	3,586	111,668
Trex Co., Inc.*	1,665	102,614
Total Building Materials		870,870

Chemicals – 0.9%
Sherwin-Williams Co. (The)	428	109,161

Commercial Services – 1.9%
PROG Holdings, Inc.*	3,475	115,405
Toast, Inc., Class A*(a)	5,854	109,645
Total Commercial Services		225,050

Computers – 1.1%
Zscaler, Inc.*	847	131,785

Cosmetics/Personal Care – 2.0%
Coty, Inc., Class A*	10,886	119,419
elf Beauty, Inc.*	1,007	110,599
Total Cosmetics/Personal Care		230,018

Electronics – 1.9%
Camtek Ltd. (Israel)*	1,784	111,072
Woodward, Inc.	877	108,976
Total Electronics		220,048

Engineering & Construction – 0.9%
TopBuild Corp.*	435	109,446

Healthcare - Products – 5.8%
Alphatec Holdings, Inc.*	8,821	114,408
Castle Biosciences, Inc.*	6,613	111,694
Exact Sciences Corp.*	1,652	112,699
Insulet Corp.*	700	111,643
LeMaitre Vascular, Inc.	1,983	108,034
RxSight, Inc.*	4,008	111,783
Total Healthcare - Products		670,261

Healthcare - Services – 1.9%
Accolade, Inc.*	10,151	107,397
Addus HomeCare Corp.*	1,278	108,873
Total Healthcare - Services		216,270

Home Builders – 2.9%
Beazer Homes USA, Inc.*	4,361	108,632
D.R. Horton, Inc.	993	106,718
Lennar Corp., Class A	1,118	125,473
Total Home Builders		340,823

Insurance – 1.0%
Trupanion, Inc.*(a)	4,075	114,915

Internet – 8.6%
Alphabet, Inc., Class A*	838	109,661
Amazon.com, Inc.*	832	105,764
Lyft, Inc., Class A*	11,092	116,910
Meta Platforms, Inc., Class A*	352	105,674
Okta, Inc.*	1,362	111,017
Shopify, Inc., Class A (Canada)*	2,027	110,613
Sprinklr, Inc., Class A*	7,706	106,651
Wayfair, Inc., Class A*	1,837	111,267
Wix.com Ltd. (Israel)*	1,222	112,179
Total Internet		989,736

Investment Companies – 1.0%
Sixth Street Specialty Lending, Inc.	5,381	109,988

Leisure Time – 0.9%
OneSpaWorld Holdings Ltd. (Bahamas)*	9,767	109,586

Machinery - Construction & Mining – 1.9%
Caterpillar, Inc.	394	107,562
Oshkosh Corp.	1,138	108,599
Total Machinery - Construction & Mining		216,161

Machinery - Diversified – 1.9%
AGCO Corp.	948	112,129
Rockwell Automation, Inc.	377	107,773
Total Machinery - Diversified		219,902

Miscellaneous Manufacturing – 0.9%
Eaton Corp. PLC	495	105,574

Oil & Gas – 9.0%
CNX Resources Corp.*	4,981	112,471
Delek US Holdings, Inc.	3,716	105,572
Diamondback Energy, Inc.	724	112,133
Marathon Petroleum Corp.	813	123,039
Phillips 66	1,039	124,836
Pioneer Natural Resources Co.	548	125,793
SM Energy Co.	2,838	112,527
Valero Energy Corp.	749	106,141
Vital Energy, Inc.*	2,045	113,334
Total Oil & Gas		1,035,846

Pharmaceuticals – 5.6%
Arvinas, Inc.*	5,050	99,182
Eli Lilly & Co.	196	105,277
Marinus Pharmaceuticals, Inc.*	13,793	111,034
Merus NV (Netherlands)*	4,941	116,509
Neurocrine Biosciences, Inc.*	962	108,225
uniQure NV (Netherlands)*	15,964	107,118
Total Pharmaceuticals		647,345

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Retail – 3.0%
Carrols Restaurant Group, Inc.*	16,351	$107,753
Home Depot, Inc. (The)	424	128,116
Walmart, Inc.	686	109,712
Total Retail		345,581

Semiconductors – 4.8%
Applied Materials, Inc.	794	109,929
Intel Corp.	3,200	113,760
NVIDIA Corp.	273	118,752
ON Semiconductor Corp.*	1,159	107,729
Qorvo, Inc.*	1,135	108,359
Total Semiconductors		558,529

Software – 12.5%
Amplitude, Inc., Class A*	9,100	105,287
AppLovin Corp., Class A*	2,819	112,647
Braze, Inc., Class A*	2,437	113,881
Clear Secure, Inc., Class A(a)	5,774	109,937
Docusign, Inc.*	2,629	110,418
HubSpot, Inc.*	231	113,768
Monday.com Ltd.*	694	110,499
MongoDB, Inc.*	332	114,826
Nutanix, Inc., Class A*	3,257	113,604
Olo, Inc., Class A*	17,908	108,522
Procore Technologies, Inc.*	1,685	110,064
ServiceNow, Inc.*	197	110,115
Unity Software, Inc.*	3,478	109,174
Total Software		1,442,742

Telecommunications – 1.0%
Arista Networks, Inc.*	599	110,174

Transportation – 1.0%
Teekay Tankers Ltd., Class A (Canada)	2,677	111,444

Trucking & Leasing – 0.9%
Greenbrier Cos., Inc. (The)	2,652	106,080

Total Common Stocks
(Cost $11,567,748)		11,239,729

MONEY MARKET FUNDS – 4.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.30%(c)(d)	203,641	203,641
Fidelity Investments Money Market Government Portfolio – Class I, 5.23%(c)	357,114	357,114

Total Money Market Funds
(Cost $560,755)		560,755

	Notional Amount	Contracts	Value
PURCHASED PUT OPTIONS – 2.0%
SPDR S&P 500 ETF Trust, expiring 01/19/24, Strike Price $167.00 (Cost $155,687)	$7,531,700	451	$163,262
Shares Russell 2000 ETF, expiring 11/17/23, Strike Price $429.00 (Cost $48,497)	3,432,000	80	72,520

Total Purchased Put Options
(Cost $204,184)			235,782

Total Investments – 103.9%
(Cost $12,332,687)			12,036,266
Liabilities in Excess of Other Assets – (3.9%)			(461,188)
Net Assets – 100.0%			$11,575,078

ETF - Exchange Traded Fund

PLC - Public Limited Company

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $642,046; the aggregate market value of the collateral held by the fund is $658,431. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $454,790.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of September 30, 2023.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$11,239,729	$-	$-	$11,239,729
Money Market Funds	560,755	-	-	560,755
Purchased Put Options	235,782	-	-	235,782
Total	$12,036,266	$-	$-	$12,036,266

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Auto Manufacturers	0.9%
Auto Parts & Equipment	0.9
Banks	3.9
Biotechnology	10.6
Building Materials	7.5
Chemicals	0.9
Commercial Services	1.9
Computers	1.1
Cosmetics/Personal Care	2.0
Electronics	1.9
Engineering & Construction	0.9
Healthcare - Products	5.8
Healthcare - Services	1.9
Home Builders	2.9
Insurance	1.0
Internet	8.6
Investment Companies	1.0
Leisure Time	0.9
Machinery - Construction & Mining	1.9
Machinery - Diversified	1.9
Miscellaneous Manufacturing	0.9
Oil & Gas	9.0
Pharmaceuticals	5.6
Purchased Put Option	2.0
Retail	3.0
Semiconductors	4.8
Software	12.5
Telecommunications	1.0
Transportation	1.0
Trucking & Leasing	0.9
Money Market Funds	4.8
Total Investments	103.9
Liabilities in Excess of Other Assets	(3.9)
Net Assets	100.0%